SEGMENT INFORMATION - Geographic segments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
SEGMENT INFORMATION
Revenues	$ 29,005	$ 30,900	$ 58,998
Other expenses	(529)	(91)	(416)
Operating loss	(4,450)	(1,017)	(5,166)
Profit (loss) before taxes on income	(1,414)	319	1,312
Operating segments
SEGMENT INFORMATION
Revenues	(184)	2,686	2,625
Unallocated income and expenses
SEGMENT INFORMATION
Corporate, R&D expenses	(3,737)	(3,703)	(7,375)
Other expenses	(529)		(416)
Operating loss	(4,450)	(1,017)	(5,166)
Financial income, net	3,036	1,336	6,478
Profit (loss) before taxes on income	(1,414)	319	1,312
Europe
SEGMENT INFORMATION
Revenues	6,831	7,127	13,374
Europe | Operating segments
SEGMENT INFORMATION
Revenues	(2,672)	(1,169)	(3,044)
Israel
SEGMENT INFORMATION
Revenues	21,625	23,034	45,138
Israel | Operating segments
SEGMENT INFORMATION
Revenues	3,976	4,404	8,641
ROW
SEGMENT INFORMATION
Revenues	549	739	486
ROW | Operating segments
SEGMENT INFORMATION
Revenues	$ (1,488)	$ (549)	$ (2,972)